Leases - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease, Cost [Abstract]
Operating lease cost	$ 668,687	$ 454,275	$ 374,956
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows used in operating leases	672,426	414,715	379,510
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 857,403	$ 1,338,939
Weighted-average remaining lease term	2 years 7 months 13 days	3 years 3 months 21 days	6 months 29 days
Weighted average discount rate	6.35%	8.49%	4.26%